International Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.4%)
Australia (0.5%)
*	Afterpay Ltd.	346,322	27,049
*	Xero Ltd.	29,190	2,825
			29,874
Austria (0.4%)
*	Erste Group Bank AG	660,985	22,393
Belgium (2.0%)
	Umicore SA	1,000,330	53,072
*	Argenx SE	162,680	44,733
	UCB SA	178,494	16,968
			114,773
Brazil (0.3%)
	B3 SA - Brasil Bolsa Balcao	1,159,457	11,251
	Raia Drogasil SA	1,837,990	8,183
			19,434
Canada (1.0%)
	Toronto-Dominion Bank	464,516	30,295
	Canadian National Railway Co.	244,609	28,387
			58,682
China (17.4%)
	Tencent Holdings Ltd.	3,817,700	304,681
*	Alibaba Group Holding Ltd.	6,645,088	188,805
*,1	Meituan Class B	3,933,383	153,497
*	NIO Inc. ADR	2,614,545	101,915
*	TAL Education Group ADR	1,116,032	60,099
*	Alibaba Group Holding Ltd. ADR	244,626	55,464
	Ping An Insurance Group Co. of China Ltd. Class H	3,643,500	43,581
*	Baidu Inc. ADR	170,578	37,109
*	China Mengniu Dairy Co. Ltd.	3,462,000	19,944
*	Pinduoduo Inc. ADR	123,110	16,482
	Kingdee International Software Group Co. Ltd.	2,465,000	7,730
			989,307
Denmark (3.7%)
*	Genmab A/S	215,206	70,780
	Ambu A/S Class B	1,162,938	54,615
	Vestas Wind Systems A/S	233,992	48,269
*	Chr Hansen Holding A/S	149,481	13,578
	Novozymes A/S Class B	198,539	12,704
	Pandora A/S	89,530	9,575
			209,521

		Shares	Market Value ($000)
France (5.9%)
	Kering SA	230,889	159,327
	L'Oreal SA	221,688	84,924
	Schneider Electric SE	398,524	60,709
*	Alstom SA	394,258	19,645
	Legrand SA	137,734	12,797
*	Faurecia SE	20,869	1,114
			338,516
Germany (8.1%)
*,1	Zalando SE	862,076	84,473
*,1	Delivery Hero SE	623,860	80,863
*	HelloFresh SE	875,923	65,263
	Bayerische Motoren Werke AG	387,169	40,179
	Infineon Technologies AG	799,098	34,000
*,2	CureVac NV	288,786	26,412
	adidas AG	79,949	24,975
*,2	Jumia Technologies AG ADR	644,932	22,869
	Knorr-Bremse AG	137,588	17,170
	BASF SE	191,386	15,905
	GEA Group AG	338,543	13,886
	Allianz SE (Registered)	52,334	13,311
	SAP SE	97,309	11,936
*	MorphoSys AG	60,083	5,234
*	Home24 SE	211,488	4,592
			461,068
Hong Kong (2.3%)
	AIA Group Ltd.	7,160,800	87,625
	Hong Kong Exchanges & Clearing Ltd.	692,940	41,109
			128,734
India (1.3%)
	Housing Development Finance Corp. Ltd.	1,000,325	34,370
*	HDFC Bank Ltd.	1,449,045	29,662
	Larsen & Toubro Ltd.	467,001	9,102
*,3,4	ANI Technologies Private Ltd. PP	19,170	3,536
			76,670
Indonesia (0.2%)
	Bank Central Asia Tbk PT	6,210,600	13,301
Israel (0.4%)
*	Wix.com Ltd.	81,709	22,815
Italy (2.5%)
	Ferrari NV	393,814	82,379
	EXOR NV	362,003	30,532
	Intesa Sanpaolo SPA	10,611,154	28,752
			141,663
Japan (8.7%)
	M3 Inc.	1,963,200	134,770
	Nidec Corp.	941,600	114,807
	SMC Corp.	93,700	54,569
	Sony Corp.	355,700	37,645
	Recruit Holdings Co. Ltd.	541,800	26,606
	Takeda Pharmaceutical Co. Ltd.	670,300	24,434
	Bridgestone Corp.	508,300	20,665
	Sekisui Chemical Co. Ltd.	729,400	14,045
	Murata Manufacturing Co. Ltd.	174,000	14,006
	Kubota Corp.	574,200	13,099

		Shares	Market Value ($000)
	Toyota Motor Corp.	152,100	11,836
	SBI Holdings Inc.	395,800	10,755
	Pigeon Corp.	270,900	10,272
	SoftBank Group Corp.	114,200	9,723
			497,232
Netherlands (9.2%)
	ASML Holding NV	603,632	370,370
*,1	Adyen NV	62,380	139,195
	Koninklijke Philips NV	303,281	17,295
			526,860
Norway (0.8%)
	Equinor ASA	1,644,462	32,099
	DNB ASA	690,942	14,733
			46,832
South Korea (1.2%)
	Samsung Electronics Co. Ltd.	674,696	48,811
	Samsung SDI Co. Ltd.	34,422	20,241
			69,052
Spain (2.0%)
	Industria de Diseno Textil SA	1,765,626	58,336
	Iberdrola SA (XMAD)	2,169,557	28,002
	Banco Bilbao Vizcaya Argentaria SA	5,201,099	27,104
			113,442
Sweden (2.5%)
	Atlas Copco AB Class A	1,083,355	66,049
*	Kinnevik AB Class B	820,157	39,862
	Assa Abloy AB Class B	680,461	19,584
	Svenska Handelsbanken AB Class A	1,294,529	14,073
			139,568
Switzerland (4.2%)
	Roche Holding AG	158,344	51,294
	Nestle SA (Registered)	454,651	50,683
	Temenos AG (Registered)	158,609	22,886
	Cie Financiere Richemont SA (Registered) Class A	215,937	20,735
	Novartis AG (Registered)	236,088	20,181
	Alcon Inc.	260,615	18,289
*	Lonza Group AG (Registered)	30,396	17,000
*	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,735	15,114
	Sika AG (Registered)	41,821	11,959
	Straumann Holding AG (Registered)	7,711	9,627
			237,768
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,356,000	70,675
*	Sea Ltd. ADR	63,194	14,107
			84,782
United Kingdom (5.1%)
*	Ocado Group plc	2,076,790	58,227
	Diageo plc	865,085	35,539
	Royal Dutch Shell plc Class A (XLON)	1,525,713	29,991
	Barclays plc	7,783,483	19,933
*	Whitbread plc	419,486	19,802
	Royal Dutch Shell plc Class A	948,309	18,659
*	Burberry Group plc	692,229	18,109
	National Grid plc	1,517,229	18,010
*	Rolls-Royce Holdings plc	11,933,101	17,329

		Shares	Market Value ($000)
	Reckitt Benckiser Group plc	190,869	17,085
	Bunzl plc	429,911	13,760
*	Next plc	113,368	12,287
	GlaxoSmithKline plc	540,680	9,572
			288,303
United States (15.2%)
*	MercadoLibre Inc.	157,056	231,208
*	Tesla Inc.	293,633	196,126
*	Illumina Inc.	389,555	149,613
*	Spotify Technology SA	401,389	107,552
*	Moderna Inc.	696,613	91,222
*	Amazon.com Inc.	11,318	35,019
	Stellantis NV	1,225,518	21,678
*	Booking Holdings Inc.	8,229	19,172
	Stellantis NV (XTLA)	721,613	12,761
			864,351
Total Common Stocks (Cost $2,983,400)			5,494,941
Preferred Stock (0.3%)
*,3,4,5	You & Mr. Jones PP (Cost $5,200)	5,200,000	19,500
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[6,7]	Vanguard Market Liquidity Fund, 0.081% (Cost $185,435)	1,854,350	185,435
Total Investments (100.0%) (Cost $3,174,035)			5,699,876
Other Assets and Liabilities—Net (0.0%)			1,626
Net Assets (100%)			5,701,502
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value was $458,028,000, representing 8.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,689,000.
3	Restricted securities totaling $23,036,000, representing 0.4% of net assets. See Restricted Securities table for additional information.
4	Security value determined using significant unobservable inputs.
5	Perpetual security with no stated maturity date.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $19,205,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Restricted Securities as of Period End
Security Name	Acquisition Date	Acquisition Cost ($000)
You & Mr. Jones PP	September 2015	5,200
ANI Technologies Private Ltd. PP	December 2015	5,969

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	5	992	9
Mini MSCI EAFE Index	June 2021	996	109,161	(554)
MSCI Emerging Markets Index	June 2021	773	51,115	(728)
				(1,273)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	908,028	34,439	—	942,467
Common Stocks—Other	357,272	4,191,666	3,536	4,552,474
Preferred Stock	—	—	19,500	19,500
Temporary Cash Investments	185,435	—	—	185,435
Total	1,450,735	4,226,105	23,036	5,699,876
Derivative Financial Instruments
Assets
Futures Contracts[1]	9	—	—	9
Liabilities
Futures Contracts[1]	1,282	—	—	1,282
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.